Short-term Borrowings, Other Finanacial Liabilties and Short-term Borrowings from Related Parties (Tables)	3 Months Ended
Mar. 31, 2013
Short Term Debt (Tables) [Abstract]
Schedule of Short-term debt
	March 31, 2013	December 31, 2012
Borrowings under lines of credit	$119,985	$117,850
Short-term borrowings from related parties (see Note 3.c.)	7,211	3,973
Short-term borrowings and Short-term borrowings from related parties	$127,196	$121,823